Loans Receivable - Loans Based on Credit Quality Indicators (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 12,959,272	$ 13,312,388
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	12,303,135	13,208,853
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	247,543	20,879
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	408,594	82,656
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	2,190,960
2019	1,007,216
2018	948,716
2017	843,051
2016	569,593
Prior to 2016	741,069
Revolving Loans	742,719
Revolving to Term Loans	1,102
Total Loans	7,044,426	6,564,698
Commercial loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2020	2,122,231
2019	907,297
2018	875,850
2017	738,983
2016	463,962
Prior to 2016	633,916
Revolving Loans	669,221
Revolving to Term Loans	955
Total Loans	6,412,415	6,489,697
Commercial loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2020	33,632
2019	23,616
2018	49,547
2017	39,172
2016	27,161
Prior to 2016	71,948
Revolving Loans	2,275
Revolving to Term Loans	0
Total Loans	247,351	20,879
Commercial loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2020	35,097
2019	76,303
2018	23,319
2017	64,896
2016	78,470
Prior to 2016	35,205
Revolving Loans	71,223
Revolving to Term Loans	147
Total Loans	384,660	54,122
Commercial loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
2020	397,657
2019	161,533
2018	272,713
2017	251,655
2016	182,840
Prior to 2016	257,579
Revolving Loans	14,263
Revolving to Term Loans	0
Total Loans	1,538,240	1,422,674
Commercial loans | Multi-family | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2020	397,008
2019	151,175
2018	267,832
2017	243,349
2016	177,888
Prior to 2016	255,177
Revolving Loans	14,263
Revolving to Term Loans	0
Total Loans	1,506,692	1,418,837
Commercial loans | Multi-family | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2020	649
2019	2,815
2018	907
2017	4,515
2016	2,654
Prior to 2016	2,181
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	13,721	0
Commercial loans | Multi-family | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	7,543
2018	3,974
2017	3,791
2016	2,298
Prior to 2016	221
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	17,827	3,837
Commercial loans | Multi-family | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Multi-family | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
2020	434,538
2019	283,081
2018	266,663
2017	319,040
2016	192,928
Prior to 2016	385,773
Revolving Loans	2,558
Revolving to Term Loans	107
Total Loans	1,884,688	1,631,170
Commercial loans | Commercial real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2020	425,246
2019	243,780
2018	259,958
2017	265,841
2016	182,584
Prior to 2016	301,156
Revolving Loans	2,558
Revolving to Term Loans	107
Total Loans	1,681,230	1,602,634
Commercial loans | Commercial real estate | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2020	5,096
2019	13,694
2018	3,987
2017	14,910
2016	303
Prior to 2016	54,194
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	92,184	2,754
Commercial loans | Commercial real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2020	4,196
2019	25,607
2018	2,718
2017	38,289
2016	10,041
Prior to 2016	30,423
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	111,274	25,782
Commercial loans | Commercial real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Commercial real estate | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
2020	964,914
2019	80,818
2018	102,743
2017	84,652
2016	147,537
Prior to 2016	80,233
Revolving Loans	653,621
Revolving to Term Loans	995
Total Loans	2,115,513	1,268,695
Commercial loans | Commercial & industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2020	908,408
2019	64,015
2018	90,796
2017	79,421
2016	99,426
Prior to 2016	75,672
Revolving Loans	580,123
Revolving to Term Loans	848
Total Loans	1,898,709	1,229,891
Commercial loans | Commercial & industrial | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2020	25,612
2019	7,107
2018	1,167
2017	4,330
2016	24,204
Prior to 2016	0
Revolving Loans	2,275
Revolving to Term Loans	0
Total Loans	64,695	18,125
Commercial loans | Commercial & industrial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2020	30,894
2019	9,696
2018	10,780
2017	901
2016	23,907
Prior to 2016	4,561
Revolving Loans	71,223
Revolving to Term Loans	147
Total Loans	152,109	20,679
Commercial loans | Commercial & industrial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Commercial & industrial | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
2020	346,628
2019	438,487
2018	288,458
2017	169,366
2016	42,514
Prior to 2016	0
Revolving Loans	66,961
Revolving to Term Loans	0
Total Loans	1,352,414	2,038,052
Commercial loans | Construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2020	344,346
2019	405,030
2018	239,125
2017	132,034
2016	290
Prior to 2016	0
Revolving Loans	66,961
Revolving to Term Loans	0
Total Loans	1,187,786	2,038,052
Commercial loans | Construction | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2020	2,275
2019	0
2018	43,486
2017	15,417
2016	0
Prior to 2016	0
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	61,178	0
Commercial loans | Construction | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2020	7
2019	33,457
2018	5,847
2017	21,915
2016	42,224
Prior to 2016	0
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	103,450	0
Commercial loans | Construction | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Construction | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
2020	47,223
2019	43,297
2018	18,139
2017	18,338
2016	3,774
Prior to 2016	17,484
Revolving Loans	5,316
Revolving to Term Loans	0
Total Loans	153,571	204,107
Commercial loans | Land - acquisition & development | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2020	47,223
2019	43,297
2018	18,139
2017	18,338
2016	3,774
Prior to 2016	1,911
Revolving Loans	5,316
Revolving to Term Loans	0
Total Loans	137,998	200,283
Commercial loans | Land - acquisition & development | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	15,573
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	15,573	0
Commercial loans | Land - acquisition & development | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	3,824
Commercial loans | Land - acquisition & development | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Commercial loans | Land - acquisition & development | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,075,125
2019	697,473
2018	665,865
2017	723,530
2016	526,732
Prior to 2016	2,090,013
Revolving Loans	134,702
Revolving to Term Loans	1,406
Total Loans	5,914,846	6,747,690
Consumer loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,075,125
2019	696,739
2018	665,713
2017	721,888
2016	525,957
Prior to 2016	2,066,135
Revolving Loans	134,077
Revolving to Term Loans	1,406
Total Loans	5,887,040
Consumer loans | 30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	152
2017	921
2016	135
Prior to 2016	3,031
Revolving Loans	231
Revolving to Term Loans	0
Total Loans	4,470
Consumer loans | 60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	3,156
Revolving Loans	39
Revolving to Term Loans	0
Total Loans	3,195
Consumer loans | 90+ days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	734
2018	0
2017	721
2016	640
Prior to 2016	17,691
Revolving Loans	355
Revolving to Term Loans	0
Total Loans	20,141
Consumer loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	5,890,720	6,719,156
Consumer loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	192	0
Consumer loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	23,934	28,534
Consumer loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
2020	200,853
2019	91,940
2018	3,160
2017	0
2016	0
Prior to 2016	0
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	295,953	540,741
Consumer loans | Construction | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2020	200,853
2019	91,940
2018	3,160
2017	0
2016	0
Prior to 2016	0
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	295,953
Consumer loans | Construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	295,953	540,741
Consumer loans | Construction | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Construction | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Construction | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Construction | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
2020	828,030
2019	585,813
2018	597,198
2017	715,365
2016	523,775
Prior to 2016	2,043,781
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	5,293,962	5,835,194
Consumer loans | Single-family residential | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2020	828,030
2019	585,133
2018	597,198
2017	714,066
2016	523,000
Prior to 2016	2,020,181
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	5,267,608
Consumer loans | Single-family residential | 30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	859
2016	135
Prior to 2016	2,928
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	3,922
Consumer loans | Single-family residential | 60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	3,108
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	3,108
Consumer loans | Single-family residential | 90+ days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	680
2018	0
2017	440
2016	640
Prior to 2016	17,564
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	19,324
Consumer loans | Single-family residential | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	5,270,666	5,808,444
Consumer loans | Single-family residential | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	192	0
Consumer loans | Single-family residential | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	23,104	26,750
Consumer loans | Single-family residential | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Single-family residential | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	44,908
2019	18,139
2018	7,123
2017	7,815
2016	2,619
Prior to 2016	20,790
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	101,394	99,694
Consumer loans | Land - consumer lot loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2020	44,908
2019	18,139
2018	6,971
2017	7,693
2016	2,619
Prior to 2016	20,699
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	101,029
Consumer loans | Land - consumer lot loans | 30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	152
2017	0
2016	0
Prior to 2016	0
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	152
Consumer loans | Land - consumer lot loans | 90+ days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	122
2016	0
Prior to 2016	91
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	213
Consumer loans | Land - consumer lot loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	101,151	98,828
Consumer loans | Land - consumer lot loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Land - consumer lot loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	243	866
Consumer loans | Land - consumer lot loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Land - consumer lot loans | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	6,843
Revolving Loans	131,973
Revolving to Term Loans	1,406
Total Loans	140,222	142,178
Consumer loans | HELOC | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	6,732
Revolving Loans	131,353
Revolving to Term Loans	1,406
Total Loans	139,491
Consumer loans | HELOC | 30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	44
Revolving Loans	231
Revolving to Term Loans	0
Total Loans	275
Consumer loans | HELOC | 60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	37
Revolving Loans	39
Revolving to Term Loans	0
Total Loans	76
Consumer loans | HELOC | 90+ days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	30
Revolving Loans	350
Revolving to Term Loans	0
Total Loans	380
Consumer loans | HELOC | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	139,646	141,271
Consumer loans | HELOC | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | HELOC | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	576	907
Consumer loans | HELOC | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | HELOC | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,334
2019	1,581
2018	58,384
2017	350
2016	338
Prior to 2016	18,599
Revolving Loans	2,729
Revolving to Term Loans	0
Total Loans	83,315	129,883
Consumer loans | Consumer | Current
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,334
2019	1,527
2018	58,384
2017	129
2016	338
Prior to 2016	18,523
Revolving Loans	2,724
Revolving to Term Loans	0
Total Loans	82,959
Consumer loans | Consumer | 30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	62
2016	0
Prior to 2016	59
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	121
Consumer loans | Consumer | 60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	11
Revolving Loans	0
Revolving to Term Loans	0
Total Loans	11
Consumer loans | Consumer | 90+ days past due
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	54
2018	0
2017	159
2016	0
Prior to 2016	6
Revolving Loans	5
Revolving to Term Loans	0
Total Loans	224
Consumer loans | Consumer | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	83,304	129,872
Consumer loans | Consumer | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Consumer | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	11	11
Consumer loans | Consumer | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	0	0
Consumer loans | Consumer | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 0	$ 0